Provisions	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Provisions
20.	Provisions

(a)	Provisions as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023			2024
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	146,277	38,114	121,757	70,104
Provision for construction warranties		50,222	146,536	49,659	137,201
Provision for legal contingencies and claims(*1)		20,893	52,169	17,960	78,486
Provision for the restoration		14,567	161,253	10,041	197,810
Others(* 2 )		187,785	69,937	196,613	96,958

	￦	419,744	468,009	396,030	580,559

(*1)
The
Company
recognized probable outflow of resources amounting to
￦
45,712 million and
￦
80,220 million as provisions for legal contingencies and asserted claim in relation to lawsuits against the
Company
as of December 31, 2023 and 2024, respectively.

(*2)
According to the
Act on the promotion of the development, use and diffusion of new and renewable energy
, POSCO INTERNATIONAL Corporation is obliged to supply a certain amount of power, generated by new and renewable energy sources. In accordance with the Act, POSCO INTERNATIONAL Corporation estimated the cost required to fulfill its obligations, such as insufficient supply of power using new and renewable energy to be borne, and as of December 31, 2023 and 2024, the
Company
recognized
￦
64,166 million and
￦
64,249 million respectively, as provision.

(b)	The following are the key assumptions concerning the future and other key sources of estimation uncertainties at the end of the reporting period.

Key assumptions for the estimation
Provision for bonus payments	Estimations based on financial performance and working service rendered
Provision for construction warranties	Estimations based on historical warranty data
Provision for legal contingencies and claims	Estimations based on the degree of probability of an unfavorable outcome and the ability to make a sufficient reliable estimate of the amount of loss

(c)	Changes in provisions for the years ended December 31, 2023 and 2024 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	169,432	181,221	(158,529)	(6,063)	(1,670)	184,391
Provision for construction warranties		205,974	42,653	(49,117)	(8,350)	5,598	196,758
Provision for legal contingencies and claims		106,341	16,327	(48,144)	(3,599)	2,137	73,062
Provision for the restoration		191,146	104,227	(9,887)	(80)	(109,586)	175,820
Others		423,013	189,227	(255,001)	(112,909)	13,392	257,722

	￦	1,095,906	533,655	(520,678)	(131,001)	(90,129)	887,753

(*1)	Includes transfer to liabilities held for sale and adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	184,391	224,339	(187,004)	(29,461)	(404)	191,861
Provision for construction warranties		196,758	53,244	(48,471)	(8,274)	(6,397)	186,860
Provision for legal contingencies and claims		73,062	54,929	(12,964)	(19,743)	1,162	96,446
Provision for the restoration		175,820	28,917	(8,311)	(6,485)	17,910	207,851
Others		257,722	255,624	(151,362)	(76,790)	8,377	293,571

	￦	887,753	617,053	(408,112)	(140,753)	20,648	976,589

(*1)	Includes adjustments of foreign currency translation differences and others.